OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER LONG-TERM LIABILITIES [Abstract]
Components of other long-term liabilities

(in thousands of $)	2014	2013
Deferred gain on sale of Golar Maria (see note 7)	15,650	16,660
Tax benefits on intra-group transfers of long-term assets (see note 12)	1,717	5,204
Pension obligations (see note 31)	38,670	35,645
Guarantees issued to Golar Partners (see note 6)	19,271	22,369
Other	132	4,388
	75,440	84,266